Exhibit 99.1

World Omni Auto Receivables Trust 2021-C
Monthly Servicer Certificate
April 30, 2022

Dates Covered
Collections Period	04/01/22 - 04/30/22
Interest Accrual Period	04/15/22 - 05/15/22
30/360 Days	30
Actual/360 Days	31
Distribution Date	05/16/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/22	850,334,449.37	40,168
Yield Supplement Overcollateralization Amount 03/31/22	21,401,981.05	0
Receivables Balance 03/31/22	871,736,430.42	40,168
Principal Payments	33,115,753.88	840
Defaulted Receivables	792,622.48	31
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/22	20,289,819.21	0
Pool Balance at 04/30/22	817,538,234.85	39,297

Pool Statistics	$ Amount	# of Accounts
Pool Factor	69.65%
Prepayment ABS Speed	1.62%
Aggregate Starting Principal Balance	1,202,898,752.29	49,569

Delinquent Receivables:
Past Due 31-60 days	6,587,170.54	272
Past Due 61-90 days	1,761,566.74	64
Past Due 91-120 days	315,084.67	16
Past Due 121+ days	0.00	0
Total	8,663,821.95	352

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.03%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.25%
Delinquency Trigger Occurred	NO

Recoveries	623,589.50
Aggregate Net Losses/(Gains) - April 2022	169,032.98
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.23%
Prior Net Losses/(Gains) Ratio	0.04%
Second Prior Net Losses/(Gains) Ratio	-0.13%
Third Prior Net Losses Ratio/(Gains)	0.45%
Four Month Average	0.15%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.12%

Overcollateralization Target Amount	9,401,689.70
Actual Overcollateralization	9,401,689.70
Weighted Average Contract Rate	3.88%
Weighted Average Contract Rate, Yield Adjusted	5.18%
Weighted Average Remaining Term	53.11

Flow of Funds	$ Amount
Collections	36,512,857.29
Investment Earnings on Cash Accounts	992.16
Servicing Fee	(726,447.03)
Transfer to Collection Account	-
Available Funds	35,787,402.42

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	250,116.86
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	24,563.00
(5) Noteholders' Second Priority Principal Distributable Amount	5,467,368.35
(6) Class C Interest	15,502.50
(7) Noteholders' Third Priority Principal Distributable Amount	17,550,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	9,401,689.70
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,078,162.01

Total Distributions of Available Funds	35,787,402.42

Servicing Fee	726,447.03
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,114,250,000.00
Original Class B	35,090,000.00
Original Class C	17,550,000.00

Total Class A, B, & C
Note Balance @ 04/15/22	840,555,603.20
Principal Paid	32,419,058.05
Note Balance @ 05/16/22	808,136,545.15

Class A-1
Note Balance @ 04/15/22	0.00
Principal Paid	0.00
Note Balance @ 05/16/22	0.00
Note Factor @ 05/16/22	0.0000000%

Class A-2
Note Balance @ 04/15/22	302,675,603.20
Principal Paid	32,419,058.05
Note Balance @ 05/16/22	270,256,545.15
Note Factor @ 05/16/22	70.1946820%

Class A-3
Note Balance @ 04/15/22	385,010,000.00
Principal Paid	0.00
Note Balance @ 05/16/22	385,010,000.00
Note Factor @ 05/16/22	100.0000000%

Class A-4
Note Balance @ 04/15/22	100,230,000.00
Principal Paid	0.00
Note Balance @ 05/16/22	100,230,000.00
Note Factor @ 05/16/22	100.0000000%

Class B
Note Balance @ 04/15/22	35,090,000.00
Principal Paid	0.00
Note Balance @ 05/16/22	35,090,000.00
Note Factor @ 05/16/22	100.0000000%

Class C
Note Balance @ 04/15/22	17,550,000.00
Principal Paid	0.00
Note Balance @ 05/16/22	17,550,000.00
Note Factor @ 05/16/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	290,182.36
Total Principal Paid	32,419,058.05
Total Paid	32,709,240.41

Class A-1
Coupon	0.11273%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.22000%
Interest Paid	55,490.53
Principal Paid	32,419,058.05
Total Paid to A-2 Holders	32,474,548.58

Class A-3
Coupon	0.44000%
Interest Paid	141,170.33
Principal Paid	0.00
Total Paid to A-3 Holders	141,170.33

Class A-4
Coupon	0.64000%
Interest Paid	53,456.00
Principal Paid	0.00
Total Paid to A-4 Holders	53,456.00

Class B
Coupon	0.84000%
Interest Paid	24,563.00
Principal Paid	0.00
Total Paid to B Holders	24,563.00

Class C
Coupon	1.06000%
Interest Paid	15,502.50
Principal Paid	0.00
Total Paid to C Holders	15,502.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2486801
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.7824457
Total Distribution Amount	28.0311258

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.1441275
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	84.2031585
Total A-2 Distribution Amount	84.3472860

A-3 Interest Distribution Amount	0.3666667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.3666667

A-4 Interest Distribution Amount	0.5333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5333333

B Interest Distribution Amount	0.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7000000

C Interest Distribution Amount	0.8833333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.8833333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	168.65
Noteholders' Third Priority Principal Distributable Amount	541.35
Noteholders' Principal Distributable Amount	290.00

Account Balances	$ Amount
Reserve Account
Balance as of 04/15/22	2,924,574.03
Investment Earnings	669.60
Investment Earnings Paid	(669.60)
Deposit/(Withdrawal)	-
Balance as of 05/16/22	2,924,574.03
Change	-

Required Reserve Amount	2,924,574.03

Other Servicing Information	Current Month	Prior Month	Two Months Prior

Principal Balance of Receivables extended during the Collection Period	$3,132,955.21	$4,266,996.80	$3,897,625.16
Number of Extensions	117	149	131
Ratio of extensions to Beginning of Period Receivables Balance	0.36%	0.47%	0.41%